Annual Operating Expenses {- Fidelity Flex Large Cap Growth Fund} - 07.31 Fidelity Flex Large Cap Growth Fund PRO-06 - Fidelity Flex Large Cap Growth Fund - Fidelity Flex Large Cap Growth Fund	Sep. 29, 2020
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]

(a) The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.